INCOME TAX (Narrative) (Details)	1 Months Ended			3 Months Ended	12 Months Ended					36 Months Ended		120 Months Ended
	Aug. 31, 2018 USD ($)	Dec. 22, 2017 USD ($)	Jan. 31, 2008	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2019	Dec. 31, 2016 USD ($)	Dec. 31, 2020	Dec. 31, 2018 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Deferred tax assets for tax loss carryforwards					$ 4,300,813		$ 5,031,657
Deferred Tax Assets, Valuation Allowance					4,300,813		$ 5,031,657	$ 26,629,179			$ 26,629,179			$ 8,160,611
Subject to withholding tax at 10%, unless reduced by tax treaties			10.00%
Deferred tax liabilities on undistributed earnings															$ 7,351,023
Underpayment of taxes					14,570								¥ 100,000
Income Tax Paid On Repatriated Earnings				$ 3,250,000
Taibang Holdings [Member]
Deferred Tax Liabilities, Reversed Amount					2,310,512			1,265,733			$ 1,265,733
Shandong Taibang Biological Products Co., Ltd [Member]
Preferential tax rate											15.00%
Undistributed earnings															$ 74,000,000
Distributed Earnings					$ 21,674,332	¥ 148,760,000		$ 11,929,854	¥ 82,760,000
Shandong Taibang Biological Products Co., Ltd [Member] | Scenario, Forecast [Member]
Preferential tax rate										15.00%
Guizhou Taibang Biological Products Co., Ltd [Member] | Scenario, Forecast [Member]
Income Tax Rate												15.00%
Health Forward Holdings Limited [Member]
Income Tax Rate					16.50%	16.50%
Tianxinfu Beijing Medical Appliance Co Ltd [Member] | Scenario, Forecast [Member]
Preferential tax rate												15.00%
PRC [Member]
Income Tax Rate					25.00%	25.00%
The United States of America [Member]
Income Tax Rate							35.00%
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount		$ 40,300,000
Current Income Tax Expense (Benefit)	$ (7,500,000)
Hong Kong [Member]
Income Tax Rate					16.50%	16.50%	16.50%	16.50%	16.50%
PRC subsidiaries [Member]
Deferred tax assets for tax loss carryforwards					$ 4,300,813
Tax loss carryforwards					18,526,347
Deferred Tax Assets, Valuation Allowance					4,300,813		$ 5,031,657
Undistributed earnings					613,600,000
PRC subsidiaries [Member] | 2019 [Member]
Tax loss carryforwards expiring					4,806,145
PRC subsidiaries [Member] | 2020 [Member]
Tax loss carryforwards expiring					4,204,366
PRC subsidiaries [Member] | 2021 [Member]
Tax loss carryforwards expiring					4,644,148
PRC subsidiaries [Member] | 2022 [Member]
Tax loss carryforwards expiring					728,172
PRC subsidiaries [Member] | 2023 [Member]
Tax loss carryforwards expiring					$ 4,143,516